Supplemental Condensed Consolidating Financial Information (Schedule of Condensed Consolidating Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ 1,088,719	$ 1,280,120	$ 1,261,908
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(43,743)	(322,315)	(415,360)
Purchases of property and equipment	(613,992)	(768,790)	(776,713)
Proceeds from disposition of hospitals and other ancillary operations			173,387
Proceeds from sale of property and equipment	6,409	5,897	11,160
Increase in other investments	(339,942)	(297,994)	(188,249)
Net cash used in investing activities	(991,268)	(1,383,202)	(1,195,775)
Cash flows from financing activities:
Proceeds from exercise of stock options	110,660	20,858	18,910
Repurchase of restricted stock shares for payroll tax withholding requirements	(14,896)	(9,314)	(13,311)
Stock buy-back	(27,133)		(85,790)
Deferred financing costs	(13,199)	(141,219)	(19,352)
Excess tax benefit relating to stock-based compensation	6,715	3,973	5,290
Payment of special dividend to stockholders		(22,535)
Proceeds from noncontrolling investors in joint ventures	289	535	1,229
Redemption of noncontrolling investments in joint ventures	(9,304)	(44,287)	(13,022)
Distributions to noncontrolling investors in joint ventures	(75,583)	(68,344)	(56,094)
Borrowings under credit agreements	1,194,575	3,975,866	578,236
Issuance of long-term debt		3,825,000	1,000,000
Proceeds from receivables facility	338,000	350,000
Repayments of long-term indebtedness	(1,621,985)	(7,529,503)	(1,651,533)
Net cash (used in) provided by financing activities	(111,861)	361,030	(235,437)
Net change in cash and cash equivalents	(14,410)	257,948	(169,304)
Cash and cash equivalents at beginning of period	387,813	129,865	299,169
Cash and cash equivalents at end of period	373,403	387,813	129,865
Parent Company [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(78,754)	(55,122)	(41,780)
Cash flows from financing activities:
Proceeds from exercise of stock options	110,660	20,858	18,910
Repurchase of restricted stock shares for payroll tax withholding requirements	(14,896)	(9,314)	(13,311)
Stock buy-back	(27,133)		(85,790)
Excess tax benefit relating to stock-based compensation	6,715	3,973	5,290
Payment of special dividend to stockholders		(22,535)
Changes in intercompany balances with affiliates, net	3,408	62,140	116,681
Net cash (used in) provided by financing activities	78,754	55,122	41,780
Subsidiary Issuer [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	21,281	(71,683)	(111,001)
Cash flows from investing activities:
Increase in other investments		10,000	(10,000)
Net cash used in investing activities		10,000	(10,000)
Cash flows from financing activities:
Deferred financing costs	(13,199)	(141,219)	(19,352)
Changes in intercompany balances with affiliates, net	274,075	(124,560)	209,056
Borrowings under credit agreements	1,170,000	3,955,000	560,000
Issuance of long-term debt		3,825,000	1,000,000
Repayments of long-term indebtedness	(1,452,157)	(7,452,538)	(1,628,703)
Net cash (used in) provided by financing activities	(21,281)	61,683	121,001
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	871,489	1,156,708	918,947
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(11,894)	(309,731)	(370,243)
Purchases of property and equipment	(491,863)	(540,816)	(440,754)
Proceeds from sale of property and equipment	3,540	2,756	2,283
Increase in other investments	(275,149)	(231,326)	(129,852)
Net cash used in investing activities	(775,366)	(1,079,117)	(938,566)
Cash flows from financing activities:
Changes in intercompany balances with affiliates, net	(124,384)	189,076	(175,332)
Borrowings under credit agreements	23,710	20,866	18,236
Repayments of long-term indebtedness	(28,672)	(24,894)	(23,200)
Net cash (used in) provided by financing activities	(129,346)	185,048	(180,296)
Net change in cash and cash equivalents	(33,223)	262,639	(199,915)
Cash and cash equivalents at beginning of period	271,559	8,920	208,835
Cash and cash equivalents at end of period	238,336	271,559	8,920
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	274,703	250,217	495,742
Cash flows from investing activities:
Acquisitions of facilities and other related equipment	(31,849)	(12,584)	(45,117)
Purchases of property and equipment	(122,129)	(227,974)	(335,959)
Proceeds from disposition of hospitals and other ancillary operations			173,387
Proceeds from sale of property and equipment	2,869	3,141	8,877
Increase in other investments	(64,793)	(76,668)	(48,397)
Net cash used in investing activities	(215,902)	(314,085)	(247,209)
Cash flows from financing activities:
Proceeds from noncontrolling investors in joint ventures	289	535	1,229
Redemption of noncontrolling investments in joint ventures	(9,304)	(44,287)	(13,022)
Distributions to noncontrolling investors in joint ventures	(75,583)	(68,344)	(56,094)
Changes in intercompany balances with affiliates, net	(153,099)	(126,656)	(150,405)
Borrowings under credit agreements	865		2,145
Proceeds from receivables facility	338,000	350,000
Repayments of long-term indebtedness	(141,156)	(52,071)	(1,775)
Net cash (used in) provided by financing activities	(39,988)	59,177	(217,922)
Net change in cash and cash equivalents	18,813	(4,691)	30,611
Cash and cash equivalents at beginning of period	116,254	120,945	90,334
Cash and cash equivalents at end of period	135,067	116,254	120,945
Consolidation, Eliminations [Member]
Cash flows from financing activities:
Borrowings under credit agreements			(2,145)
Repayments of long-term indebtedness			$ 2,145